Significant Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2026
Significant Related Party Transactions and Balances [Abstract]
Significant related party transactions and balances
20.	Significant related party transactions and balances

Other than those disclosed elsewhere in the financial statements, significant related party transactions during the year on terms agreed between the Company and its related parties were as follows:

	March 31, 2024	March 31, 2025	March 31, 2026
	US$	US$	US$
Fashion Focus Manufacturing Ltd
Management fee charged from	223,548	274,987	7,323
Director’s remuneration charged from	114,000	242,200	66,959
Loan interest charged to (Note 18)	2,625	39,418	—

Merit Focus Ltd
Loan interest charged to (Note 18)	162,743	331,287	23,736

David Miao
Acquisition of shares from	—	—	1,375,000

Duncan Miao
Acquisition of shares from	—	—	1,125,000

Balances with related parties

	March 31, 2024	March 31, 2025	March 31, 2026
	US$	US$	US$
Amount due from related parties, net
Fashion Focus Manufacturing Ltd	2,053,318	1,053,708	72,033

Loan to related parties, net
Fashion Focus Manufacturing Ltd	54,970	—	—
Merit Focus Ltd	3,946,204	4,291,215	—
	4,001,174	4,291,215	—

Amounts due from and (to) related parties are unsecured and non-interest bearing.

Loans to related parties are interest bearing at the prevailing interest rates levied by the financial institution and repayable upon maturity of the loans.